Earnings Per Share	9 Months Ended
Jul. 31, 2020
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Earnings Per Share
Note 10: Earnings Per Share
Basic earnings per share is calculated by dividing net income attributable to equity holders of the bank, after deducting dividends on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
Net income attributable to equity holders of the bank	1,232	1,557	3,513	4,564
Dividends on preferred shares and distributions payable on other equity instruments	(73)	(59)	(195)	(159)
Net income available to common shareholders	1,159	1,498	3,318	4,405
Weighted-average number of common shares outstanding (in thousands)	641,300	638,900	640,129	638,803
Basic earnings per share (Canadian $)	1.81	2.34	5.18	6.90
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	1,159	1,498	3,318	4,405
Weighted-average number of common shares outstanding (in thousands)	641,300	638,900	640,129	638,803
Effect of dilutive instruments
Stock options potentially exercisable (1)	2,400	5,734	3,473	5,697
Common shares potentially repurchased	(2,046)	(4,184)	(2,721)	(4,137)
Weighted-average number of diluted common shares outstanding (in thousands)	641,654	640,450	640,881	640,363
Diluted earnings per share (Canadian $)	1.81	2.34	5.18	6.88

(1)
In computing diluted earnings per share we excluded average stock options outstanding of 4,238,334 and 3,124,912 with a weighted-average exercise price of $94.30 and $99.72, respectively, for the three and nine months ended July 31, 2020 (687,059 and 908,194 with a weighted-average exercise price of $104.14 and $102.98, respectively, for the three and nine months ended July 31, 2019) as the average share price for the period did not exceed the exercise price.